Note 19 - Restructuring Charges, Net (Tables)	12 Months Ended
Oct. 31, 2013
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs [Table Text Block]
	Expenses				Cumulative Activities		Balance as of October 31
	2013	2012	2011	Total	Cash	Non-Cash	2013
Workforce reductions	$143	$2,557	$1,217	$3,917	$2,775	$(72)	$1,070
Restructuring charges, net(a)	$143	$2,557	$1,217	$3,917	$2,775	$(72)	$1,070